Basic and Diluted Net Loss per Common Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Common Share

3. Basic and Diluted Net Loss per Common Share

Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by dividing the net loss by the weighted-average number of common share equivalents outstanding for the period that are determined to be dilutive. Common stock equivalents are primarily comprised of preferred stock and warrants for the purchase of common stock. For the nine months ended September 30, 2022, there is no difference in the number of shares and net loss used to calculate basic and diluted shares outstanding because their effect would have been anti-dilutive. The Company had potentially dilutive securities, totaling approximately 24,000 and 18,000 as of September 30, 2022, and 2021, respectively.

Below are basic and diluted loss per share data for the three months ended September 30, 2022, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(2,724)	$(60)	$(2,784)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(2,724)	$(60)	$(2,784)

Denominator:
Number of shares used in per common share calculations:	247,248	3,622	250,870

Net loss per common share:
Net loss	$(11)	$-	$(11)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(11)	$-	$(11)

Below are basic and diluted loss per share data for the nine months ended September 30, 2022, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(8,081)	$(208)	$(8,289)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(8,081)	$(208)	$(8,289)

Denominator:
Number of shares used in per common share calculations:	247,179	3,661	250,840

Net loss per common share:
Net loss	$(33)	$-	$(33)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(33)	$-	$(33)

Below are basic and diluted loss per share data for the three months ended September 30, 2021, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(2,343)	$(480)	$(2,823)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(2,343)	$(480)	$(2,823)

Denominator:
Number of shares used in per common share calculations:	247,032	3,661	250,693

Net loss per common share:
Net loss	$(9)	$(2)	$(11)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(9)	$(2)	$(11)

Below are basic and diluted loss per share data for the nine months ended September 30, 2021, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(7,175)	$(225)	$(7,400)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(7,175)	$(225)	$(7,400)

Denominator:
Number of shares used in per common share calculations:	246,865	4,106	250,971

Net loss per common share:
Net loss	$(29)	$-	$(29)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(29)	$-	$(29)